Employee benefit expenses Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Employee benefit expenses
Short-term employee benefits	£ (8,326)	£ (9,507)	£ (9,961)
Share-based payments	(1,125)	(1,017)	(748)
Post-employment benefits	(5)	(20)	(20)
Total key management compensation	£ (9,456)	£ (10,544)	£ (10,729)